Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,831	$ 3,536
Debt Service Coverage Ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,000	2,800
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 800	$ 700
Shareholder [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%